Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Feb 15, 2013
Entity Registrant Name	dei_EntityRegistrantName	TIFF INVESTMENT PROGRAM INC
Entity Central Index Key	dei_EntityCentralIndexKey	0000916622
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 15, 2013
Document Effective Date	dei_DocumentEffectiveDate	Feb 15, 2013
Prospectus Date	rr_ProspectusDate	Apr 27, 2012

TIFF Multi-Asset Fund (Prospectus Summary) [Member] | TIFF Multi-Asset Fund
TIFF Multi-Asset Fund
Principal Investment Strategies

The current Constructed Index, which will take effect April 1, 2013, is comprised of the following asset segments, weights, and benchmarks:

Asset Segment	Weight	Benchmark

Total Return Assets	57%

Global Stocks	51%	MSCI All Country World Index
High Yield Bonds	6%	Barclays High Yield 2% Issuer Capped Bond Index
Hedging Assets Inflation Hedges	43% 20%
REITs Commodities	5% 5%	FTSE EPRA/NAREIT Developed Index Dow Jones-UBS Commodity Index Total Return
TIPS Breakeven Inflation	10%	Barclays US Breakeven Inflation Aggregate Index

All-Purpose Hedges	23%

Inflation-Linked Bonds	10%	Barclays US Government Inflation-Linked Bond Index

Cash Equivalents	13%	BofA Merrill Lynch US 6-Month Treasury Bill Index

The Multi-Asset Fund Constructed Index weights are rebalanced at each quarter-end, and actual segment weights in Multi-Asset Fund tend to vary.

TIFF INVESTMENT PROGRAM, INC. (TIP)

Supplement Dated February 15, 2013

to the Prospectus Dated April 27, 2012

and Supplemented December 17, 2012

This supplement provides new and additional information to the prospectus dated April 27, 2012, as previously supplemented, and should be read together with the prospectus and the prospectus supplement dated December 17, 2012.

The Board of Directors of TIP (“Board”) has approved changes to the TIFF Multi-Asset Fund (“Multi-Asset Fund” or “MAF”) Constructed Index to be effective April 1, 2013. The current Constructed Index will remain in effect through March 31, 2013, and is described in the April 27, 2012, prospectus.

As of April 1, 2013, the following section will replace the information about the Constructed Index that begins on page 3 of the prospectus:

The current Constructed Index, which will take effect April 1, 2013, is comprised of the following asset segments, weights, and benchmarks:

Asset Segment	Weight	Benchmark

Total Return Assets	57%

Global Stocks	51%	MSCI All Country World Index
High Yield Bonds	6%	Barclays High Yield 2% Issuer Capped Bond Index
Hedging Assets Inflation Hedges	43% 20%
REITs Commodities	5% 5%	FTSE EPRA/NAREIT Developed Index Dow Jones-UBS Commodity Index Total Return
TIPS Breakeven Inflation	10%	Barclays US Breakeven Inflation Aggregate Index

All-Purpose Hedges	23%

Inflation-Linked Bonds	10%	Barclays US Government Inflation-Linked Bond Index

Cash Equivalents	13%	BofA Merrill Lynch US 6-Month Treasury Bill Index

The Multi-Asset Fund Constructed Index weights are rebalanced at each quarter-end, and actual segment weights in Multi-Asset Fund tend to vary.

Please keep this supplement for future reference.

Label	Element	Value
TIFF Multi-Asset Fund (Prospectus Summary) | TIFF Multi-Asset Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TIFF Multi-Asset Fund
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The current Constructed Index, which will take effect April 1, 2013, is comprised of the following asset segments, weights, and benchmarks:

Asset Segment	Weight	Benchmark

Total Return Assets	57%

Global Stocks	51%	MSCI All Country World Index
High Yield Bonds	6%	Barclays High Yield 2% Issuer Capped Bond Index
Hedging Assets Inflation Hedges	43% 20%
REITs Commodities	5% 5%	FTSE EPRA/NAREIT Developed Index Dow Jones-UBS Commodity Index Total Return
TIPS Breakeven Inflation	10%	Barclays US Breakeven Inflation Aggregate Index

All-Purpose Hedges	23%

Inflation-Linked Bonds	10%	Barclays US Government Inflation-Linked Bond Index

Cash Equivalents	13%	BofA Merrill Lynch US 6-Month Treasury Bill Index

The Multi-Asset Fund Constructed Index weights are rebalanced at each quarter-end, and actual segment weights in Multi-Asset Fund tend to vary.

Supplement [Text Block]	cik0000916622_SupplementTextBlock

TIFF INVESTMENT PROGRAM, INC. (TIP)

Supplement Dated February 15, 2013

to the Prospectus Dated April 27, 2012

and Supplemented December 17, 2012

This supplement provides new and additional information to the prospectus dated April 27, 2012, as previously supplemented, and should be read together with the prospectus and the prospectus supplement dated December 17, 2012.

The Board of Directors of TIP (“Board”) has approved changes to the TIFF Multi-Asset Fund (“Multi-Asset Fund” or “MAF”) Constructed Index to be effective April 1, 2013. The current Constructed Index will remain in effect through March 31, 2013, and is described in the April 27, 2012, prospectus.

As of April 1, 2013, the following section will replace the information about the Constructed Index that begins on page 3 of the prospectus:

The current Constructed Index, which will take effect April 1, 2013, is comprised of the following asset segments, weights, and benchmarks:

Asset Segment	Weight	Benchmark

Total Return Assets	57%

Global Stocks	51%	MSCI All Country World Index
High Yield Bonds	6%	Barclays High Yield 2% Issuer Capped Bond Index
Hedging Assets Inflation Hedges	43% 20%
REITs Commodities	5% 5%	FTSE EPRA/NAREIT Developed Index Dow Jones-UBS Commodity Index Total Return
TIPS Breakeven Inflation	10%	Barclays US Breakeven Inflation Aggregate Index

All-Purpose Hedges	23%

Inflation-Linked Bonds	10%	Barclays US Government Inflation-Linked Bond Index

Cash Equivalents	13%	BofA Merrill Lynch US 6-Month Treasury Bill Index

The Multi-Asset Fund Constructed Index weights are rebalanced at each quarter-end, and actual segment weights in Multi-Asset Fund tend to vary.

Supplement Closing [Text Block]	cik0000916622_SupplementClosingTextBlock	Please keep this supplement for future reference.